Organization and Principal Activities (Details) - Schedule of consolidated statements of comprehensive income/(loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Consolidated Statements Of Comprehensive Income Loss Abstract
Total revenues	$ 161,372	$ 2,262,449	$ 3,595,409
Net Income	$ (960,506)	$ 692,774	$ 1,587,375